Staff costs (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Disclosure of staff costs

	2025	2024	2023
	£m	£m	£m
Performance costs	1,555	1,436	1,308
Salaries	2,667	2,766	2,921
Social security costs	414	381	374
Retirement benefits[1]	348	329	298
Other compensation costs	228	237	221
Total compensation costs[2]	5,212	5,149	5,122

Other resourcing costs
Outsourcing	203	198	206
Redundancy and restructuring	90	137	176
Temporary staff costs	17	16	22
Other	63	56	65
Total other resourcing costs	373	407	469

Total staff costs	5,585	5,556	5,591
Notes
1 Retirement benefits charge includes £172m (2024: £178m; 2023: £180m) with respect to defined contribution schemes and £176m (2024:
£151m; 2023: £118m) with respect to defined benefit schemes.
2  £328m (2024: £324m; 2023: £259m) of compensation cost was capitalised as internally generated software.